Investment Objectives and Goals - Innovator International Developed Power Buffer ETF - August	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.16% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2026 to July 31, 2027.